Condensed parent company financial information	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed parent company financial information	As described in note 15 to the Consolidated Financial Statements, certain of the Group’s financial assets, which are held in subsidiaries of InterContinental Hotels Group PLC, are subject to restrictions. Since the Group as a whole has net liabilities, the restricted net assets of InterContinental Hotels Group PLC’s consolidated subsidiaries as of 31 December therefore exceeded
25% of consolidated net assets. This Schedule I has therefore been provided pursuant to the requirements of Securities and
Exchange Commission (SEC) Regulation S-X Rule 12-04(a), which require condensed financial information of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented.
The Condensed Parent Company financial information should be read in conjunction with the Consolidated Financial
Statements. The condensed financial information has been prepared using the same material accounting policies as set out in the Consolidated Financial Statements. Additionally, investments in subsidiaries are included at cost less any provision for impairment in value. Where the Company grants awards over its own shares to the employees of its subsidiaries, it recognises an increase in the cost of investment in its subsidiaries equivalent to the equity-settled share-based payment charge. Any consideration received from subsidiaries in relation to those awards does not represent an increase in the cost of investment.
Amounts due from Group undertakings are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method less provision for expected credit losses. In the condensed statement of cash flows, dividends received are presented within investing activities.
The condensed financial information is presented in millions of US dollars.
Dividends paid by the Parent Company are analysed in note 9 to the Consolidated Financial Statements.
As at 31 December 2025, there are no mandatory dividend or redemption requirements for redeemable stocks to disclose.
Condensed statement of profit/(loss) and other comprehensive income of the Parent Company

	2025	2024	2023
For the year ended 31 December 2025	$m	$m	$m
Administrative expenses	(2)	(2)	(2)
Operating loss	(2)	(2)	(2)
Dividend income from subsidiary undertaking	2,015	762	1,877
Financial income	3	30	30
Financial expenses	(86)	(81)	(77)
Profit before tax	1,930	709	1,828
Tax	25	16	16
Profit for the year	1,955	725	1,844

Other comprehensive income/(loss)
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges, including related tax credit of $2m (2024: $2m charge; 2023: $1m charge)	12	(51)	(36)
Costs of hedging	2	1	2
Hedging (gains)/losses reclassified to financial expenses	(21)	57	35
Exchange gains/(losses) on translation	165	(38)	119
Total other comprehensive income/(loss)	158	(31)	120
Total comprehensive income	2,113	694	1,964
Total comprehensive income for the year is entirely attributable to the equity holders of the Parent Company.
Condensed statement of financial position of the Parent Company

	2025	2024
31 December 2025	$m	$m
ASSETS
Investments in subsidiary undertakings	4,433	4,077
Derivative financial instruments	6	–
Deferred tax assets	59	53
Total non-current assets	4,498	4,130
Amounts due from related parties	578	193
Tax receivable	25	16
Total current assets	603	209
Total assets	5,101	4,339
LIABILITIES
Loans and other borrowings	(475)	(381)
Amounts due to related parties	(3)	(1)
Tax payable	(4)	–
Total current liabilities	(482)	(382)
Loans and other borrowings	(1,133)	(1,469)
Tax payable	–	(2)
Derivative financial instruments	–	(14)
Total non-current liabilities	(1,133)	(1,485)
Total liabilities	(1,615)	(1,867)
Net assets	3,486	2,472

EQUITY
Called up share capital	44	43
Share premium account	101	94
Currency translation reserve	(85)	(250)
Other reserves	812	759
Retained earnings	2,614	1,826
Total equity	3,486	2,472
Condensed statement of cash flows of the Parent Company

	2025	2024	2023
For the year ended 31 December 2025	$m	$m	$m
Profit for the year	1,955	725	1,844
Adjustments for:
Administrative expenses funded by subsidiaries	2	2	2
Net financial expenses	83	51	47
Dividend income from subsidiary undertaking	(2,015)	(762)	(1,877)
Income tax credit	(25)	(16)	(16)
Total adjustments	(1,955)	(725)	(1,844)
Changes in amounts due from related parties: operating activities	16	7	9
Cash flow from operations	16	7	9
Interest received	3	30	29
Interest paid	(94)	(84)	(74)
Net cash from operating activities	(75)	(47)	(36)

Cash flow from investing activities
Dividend received from subsidiary undertaking	2,015	762	1,877
Changes in amounts due from related parties: investing activities	(380)	930	(824)
Net cash from investing activities	1,635	1,692	1,053

Cash flow from financing activities
Repurchase of shares, including taxes and transaction costs	(897)	(804)	(790)
Dividends paid to shareholders	(270)	(259)	(245)
Repayment of long-term bonds	(403)	(547)	–
Settlement of currency swaps	–	(45)	–
Changes in amounts due from related parties: financing activities	10	10	18
Net cash from financing activities	(1,560)	(1,645)	(1,017)

Net movement in cash and cash equivalents in the year
Cash and cash equivalents at beginning of the year	–	–	–
Exchange rate effects	–	–	–
Cash and cash equivalents at end of the year	–	–	–
Contingencies of the Parent Company
The following UK subsidiaries will take advantage of the audit exemption set out within Section 479A of the Companies Act 2006 for the year ended 31 December 2025:

Company name	Company number
Asia Pacific Holdings Limited	3941780
Gem Brand Company Limited	16147706
Hotel InterContinental London (Holdings) Limited	6451128
Hotel Inter-Continental London Limited	1036984
IHC May Fair Hotel Limited	2323039
IHC Overseas (U.K.) Limited	2322038
IHG PS Nominees Limited	7092523
InterContinental (PB) 1	6724223
InterContinental (PB) 3 Limited	6947603
SC Leisure Group Limited	658907
Six Continents Holdings Limited	3211009
Six Continents Hotels International Limited	722401
Six Continents Investments Limited	694156
Six Continents Overseas Holdings Limited	2661055
The Company will guarantee all outstanding liabilities of the above UK subsidiary undertakings as at the balance sheet date in accordance with Section 479C of the Companies Act 2006. The Company has assessed the probability of loss under the guarantees as remote.
As at 31 December 2025, 2024 and 2023 the Company had provided guarantees in respect of certain borrowings of subsidiaries, the carrying values of which are as follows:

		2025	2024	2023
Description	Maturity date	$m	$m	$m
€600m 4.375% bonds 2029	28 November 2029	705	623	663
€850m 3.375% bonds 2030	10 September 2030	1,000	–	–
€750m 3.625% bonds 2031	27 September 2031	885	784	–
		2,590	1,407	663
Maturity profile of borrowings of the Parent Company
The principal values to be repaid on maturity are shown below:

		2026	2027	2028
Description	Maturity date	$m	$m	$m
£350m 2.125% bonds 2026	24 August 2026	471	–	–
€500m 2.125% bonds 2027	15 May 2027	–	587	–
£400m 3.375% bonds 2028	8 October 2028	–	–	538
		471	587	538